Nature of Operations and Basis of Presentation	6 Months Ended
Jun. 30, 2015
Nature of Operations and Basis of Presentation
1.	Nature of Operations and Basis of Presentation

Catalyst Biosciences, Inc. (the Company), was incorporated in the state of Delaware on August 8, 2002. The Company is a clinical-stage biotechnology company focused on engineering proteases as therapeutics for hemophilia, hemostasis, compliment-mediated diseases, and other unmet medical needs. The Company is located in South San Francisco, California and it operates in one segment.

The Company has an accumulated deficit of $120.9 million through June 30, 2015 and negative cash flows from operating activities and expects to continue to incur losses for the next several years. In August 2015, the Company completed the combined business with Targacept, Inc., which provided approximately $41.1 million in cash, cash equivalents and marketable securities (See Note 9). Management believes that the currently available resources, including the funds obtained will provide sufficient funds to enable the Company to meet its operating plan for at least the next twelve months. However, if anticipated operating results are not achieved in future periods, management believes that planned expenditures may need to be reduced in order to extend the time period over which the then-available resources would be able to fund operations.

The interim financial statements to which these Notes to Unaudited Interim Condensed Financial Statements relate are those of Catalyst Biosciences, Inc. (defined above as the “Company”) prior to the completion of the Merger as defined in Note 8 below. In connection with the Merger, the Company merged with Talos Merger Sub, Inc., a wholly-owned subsidiary of Targacept, Inc., with the Company surviving the merger and becoming a wholly owned subsidiary of Targacept, Inc. Immediately prior to the completion of the merger, the Company changed its name to Catalyst Bio, Inc., and Targacept, Inc. changed its name to Catalyst Biosciences, Inc.

For purposes of these Notes to Unaudited Interim Condensed Financial Statements, unless otherwise specifically referenced, (i) “Catalyst” refers to the registrant (formerly known as Targacept, Inc. prior to the completion of the Merger, and now known Catalyst Biosciences, Inc.) filing the Current Report on Form 8-K to which these Notes to Unaudited Interim Condensed Financial Statements are an Exhibit after the completion of the Merger, (ii) “Targacept” refers to the registrant prior to the completion of the Merger, and (iii) the “Company” refers to the entity, Catalyst Biosciences, Inc. the successor of which, as a result of the Merger, is Catalyst Bio, Inc., a wholly owned subsidiary of the registrant.